Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2022
Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [Abstract]
Net Interest Income [text block table]	Net interest income in € m. 2022 2021 2020 Interest and similar income: Interest income on cash and central bank balances 1,936 160 321 Interest income on interbank balances (w/o central banks) 352 67 325 Central bank funds sold and securities purchased under resale agreements 504 273 318 Loans 14,238 10,650 11,586 Other 1,969 1,747 896 Total Interest and similar income from assets measured at amortized cost 18,999 12,897 13,446 Interest income on financial assets at fair value through other comprehensive income 798 501 635 Total interest and similar income calculated using the effective interest method 19,798 13,399 14,081 Financial assets at fair value through profit or loss 4,652 3,374 3,873 Total interest and similar income 24,449 16,773 17,954 Thereof: negative interest expense on financial liabilities 959 1,217 636 Interest expense: Interest-bearing deposits 3,719 1,456 2,065 Central bank funds purchased and securities sold under repurchase agreements 304 148 169 Other short-term borrowings 111 71 62 Long-term debt 2,409 1,484 1,612 Trust preferred securities 13 3 42 Other 1,119 876 807 Total interest expense measured at amortized cost 7,676 4,036 4,758 Financial liabilities at fair value through profit or loss 2,791 1,619 1,648 Total interest expense 10,466 5,655 6,405 Thereof: negative interest income on financial assets 461 786 582 Net interest income 13,983 11,117 11,548
Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [text block table]	Net gains (losses) on financial assets/liabilities at fair value through profit or loss in € m. 2022 2021 2020 Trading income (loss): FIC Sales and Trading 5,353 2,780 3,457 Other trading income (loss) (2,608) (827) (1,360) Total trading income (loss) 2,745 1,954 2,097 Net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss: Breakdown by financial assets category: Debt Securities (43) 95 5 Equity Securities 47 812 114 Loans and loan commitments (5) 18 (38) Deposits 14 2 (9) Others non-trading financial assets mandatory at fair value through profit and loss (73) 180 203 Total net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss: (61) 1,106 276 Net gains (losses) on financial assets/liabilities designated at fair value through profit or loss: Breakdown by financial asset/liability category: Loans and loan commitments (2) 11 15 Deposits 4 5 (1) Long-term debt 265 48 (71) Other financial assets/liabilities designated at fair value through profit or loss 11 15 16 Total net gains (losses) on financial assets/liabilities designated at fair value through profit or loss 277 79 (40) Total net gains (losses) on financial assets/liabilities at fair value through profit or loss 2,962 3,139 2,332
Combined Net Interest and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [text block table]
Combined net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss
in € m.	2022	2021	2020
Net interest income	13,983	11,117	11,548
Trading income (loss)[1]	2,745	1,954	2,097
Net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss	(61)	1,106	276
Net gains (losses) on financial assets/liabilities designated at fair value through profit or loss	277	79	(40)
Total net gains (losses) on financial assets/liabilities at fair value through profit or loss	2,962	3,139	2,332
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss[2]	16,945	14,256	13,880
Corporate Treasury Services	2,503	1,812	2,071
Institutional Client Services	572	328	313
Business Banking	645	526	555
Corporate Bank	3,720	2,666	2,939
FIC Sales & Trading	8,697	6,917	6,991
Remaining Products	(432)	(26)	202
Investment Bank	8,265	6,891	7,193
Private Bank Germany	4,619	3,114	2,956
International Private Bank	1,993	1,733	1,693
Private Bank	6,612	4,847	4,648
Asset Management	(250)	246	(98)
Capital Release Unit	(61)	(18)	(33)
Corporate & Other	(1,342)	(375)	(768)
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss	16,945	14,256	13,880

[1]Trading income (loss) includes gains and losses from derivatives not qualifying for hedge accounting.
[2]Prior year segmental information presented in the current structure.